INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 10, 2021 TO THE PROSPECTUSES DATED
DECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Preferred ETF (PGX)
(the “Fund”)
The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-PGX-PRO-1-SUP-051021